Secured Borrowings (Schedule Of CBA Facility) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 03, 2014	Dec. 31, 2013
Debt Instruments
Outstanding principal balance	$ 3,100,000	$ 75,000
Unamortized debt discount	(10,548)		(8,433)
Secured borrowings, net	2,335,328		2,254,705
CBA Facility [Member]
Debt Instruments
Outstanding principal balance	114,812		161,823
Unamortized debt discount	(1,604)		(2,021)
Secured borrowings, net	113,208		159,802
CBA Facility [Member] | Senior Tranches [Member]
Debt Instruments
Outstanding principal balance			30,512
CBA Facility [Member] | Junior Tranches [Member]
Debt Instruments
Outstanding principal balance			5,900
CBA Facility [Member] | Tranche A [Member]
Debt Instruments
Outstanding principal balance	65,462		87,925
CBA Facility [Member] | Tranche B [Member]
Debt Instruments
Outstanding principal balance	$ 49,350		$ 37,486